THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
  Investments in BBH U.S. Money Market
    Portfolio (the "Portfolio"), at value .....................  $1,360,422,588
                                                                 --------------
               Total Assets ...................................   1,360,422,588
                                                                 --------------

LIABILITIES:
    Payables for:
      Dividends declared ......................................         921,308
      Shareholder services/eligible institution fees ..........         316,796
      Accrued expenses and other liabilities ..................          75,964
                                                                 --------------
               Total Liabilities ..............................       1,314,068
                                                                 --------------

NET ASSETS, for 1,359,108,520 shares of
  beneficial interest outstanding .............................  $1,359,108,520
                                                                 ==============
Net Assets Consist of:
    Paid-in capital ...........................................  $1,359,108,520
                                                                 ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE ..................           $1.00
                                                                          =====

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2000
                           (expressed in U.S. dollars)
                                   (unaudited)

NET INVESTMENT INCOME:
    Net Investment Income Allocated from Portfolio:
       Interest ...............................................  $   48,420,891
       Expenses ...............................................      (1,157,783)
                                                                 --------------
         Net Investment Income Allocated from Portfolio .......      47,263,108
                                                                 --------------

    Fund Expenses:
       Shareholder services/eligible institution fees .........       1,791,953
       Administrative fee .....................................         681,216
       Trustees' fees and expenses ............................          31,426
       Professional fees ......................................          13,546
       Accounting fees ........................................           4,940
       Miscellaneous expenses .................................          82,921
                                                                 --------------
               Total Expenses .................................       2,606,002
                                                                 --------------

Net Investment Income .........................................  $   44,657,106
                                                                 ==============

   The accompanying notes are an integral part of these financial statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                                     For the
                                                                                 six months ended           For the
                                                                                 December 31, 2000        year ended
                                                                                    (unaudited)          June 30, 2000
                                                                                ------------------      --------------
INCREASE (DECREASE) IN NET ASSETS:
From Investment Activities:
    Net investment income ...................................................    $   44,657,106        $   68,965,177
    Total declared as dividends to shareholders .............................       (44,657,106)          (68,965,177)
                                                                                 --------------        --------------
     From Share (Principal) Transactions at Net Asset Value
      of $1.00 per share:
        Shares sold .........................................................     3,014,865,897         6,393,088,545
        Shares issued in reinvestment of dividends ..........................        26,577,717            34,795,262
        Shares repurchased ..................................................    (3,104,317,222)       (6,080,642,475)
                                                                                 --------------        --------------
Net increase (decrease) in net assets resulting from
      share transactions ....................................................       (62,873,608)          347,241,332

NET ASSETS:
      Beginning of year .....................................................     1,421,982,128         1,074,740,796
                                                                                 --------------        --------------
      End of period .........................................................    $1,359,108,520        $1,421,982,128
                                                                                 ==============        ==============

                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year
                           (expressed in U.S. dollars)

                                                  For the six
                                                 months ended                 For the years ended June 30,
                                               December 31, 2000   _____________________________________________________
                                                  (unaudited)      2000          1999       1998        1997        1996
                                                  ----------       ----          ----       ----        ----        ----
Net asset value, beginning of year ............      $1.00        $1.00         $1.00       $1.00      $1.00       $1.00
Income from investment operations:
  Net investment income .......................       0.03         0.05          0.05        0.05       0.05        0.05
Dividends to shareholders from net
  investment income ...........................      (0.03)       (0.05)        (0.05)      (0.05)     (0.05)      (0.05)
                                                     -----        -----         -----       -----      -----       -----
Net asset value, end of period ................      $1.00        $1.00         $1.00       $1.00      $1.00       $1.00
                                                     =====        =====         =====       =====      =====       =====
Total return (1) ..............................       3.14%        5.36%         4.77%       5.22%      5.07%       5.33%
Ratios/Supplemental Data (2):
  Net assets, end of period (000's omitted) ... $1,359,109   $1,421,982    $1,074,741    $937,790   $917,536    $763,972
  Ratio of expenses to average net assets (1) .       0.53%(3)     0.53%         0.53%       0.55%      0.55%       0.55%
  Ratio of net investment income to average
    net assets ................................       6.21%(3)     5.29%         4.66%       5.11%      4.96%       5.14%

----------
(1) Had the expense reimbursement agreement, which commenced July 1, 1993, not been in place, the ratio of expenses to average net assets for the years ended June 30, 1997 and 1996, would have been 0.55% and 0.56%, respectively. For the same periods, the total return of the Fund would have been 5.07% and 5.32%, respectively. The expense reimbursement agreement was terminated on July 1, 1997.

(2) Ratios include the Fund's share of Portfolio income and expenses, as appropriate.

(3) Annualized.

   The accompanying notes are an integral part of these financial statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. Dollars)
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Money Market Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1993. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2000, there were four series of the Trust.

      The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 90% at December 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund records its investments in the Portfolio at amortized cost. Valuation of investments by the Portfolio is discussed is Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income. The Fund earns interest income daily, net of Portfolio expenses, based on its investment in the Portfolio. Realized gain and loss, if any, from investment transactions are determined by the Portfolio on the basis of identified cost, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      2. Transactions with Affiliates.

      Administrative Fee. The Trust has an administration agreement with Brown Brothers Harriman (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.095% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 2000, the Fund incurred $681,216 for administrative services.

                      THE 59 WALL STREET MONEY MARKET FUND

                           (expressed in U.S. Dollars)
                                   (unaudited)

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman for which Brown Brothers Harriman receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2000, the Fund incurred $1,791,953 for shareholder servicing/eligible institution services.

      Trustees' Fees and Expenses. Each Trustee of the Fund receives an annual retainer paid by the Fund. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the six months ended December 31, 2000, the Fund incurred $31,426 for Trustees' fees and expenses.

      Accounting Fee. The Corporation has an accounting agreement with Brown Brothers Harriman (the "Accountant") for which the Accountant receives a fee calculated and paid monthly. For the six months ended December 31, 2000, the Fund incurred $4,940 for accounting services.

      3. Investment Transactions. Investment transactions of the Portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                         BBH U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                December 31, 2000
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                      Annualized
                                                                                       Yield on
   Principal                                                         Maturity          Date of
    Amount                                                             Date            Purchase         Value
 ------------                                                        --------         -----------   -------------
                U.S. Government Agency Obligations
  $50,000,000    Student Loan Marketing Association* ..............   08/17/01           6.564%      $ 50,000,000
   35,000,000    Student Loan Marketing Association* ..............   07/25/01           6.364         35,009,374
   31,150,000    Student Loan Marketing Association* ..............   08/08/01           6.314         31,146,335
   20,000,000    Student Loan Marketing Association* ..............   08/10/01           6.314         19,997,695
                                                                                                     ------------
                Total U.S. Government Agency Obligations                                             $136,153,404
                                                                                                     ------------
                Certificate of Deposits
  $50,700,000    Bank of Montreal .................................   01/10/01           6.640%     $  50,700,000
   19,000,000    Bank of Nova Scotia ..............................   01/16/01           6.520         18,999,760
   50,000,000    Bank Nationale De Paris ..........................   02/07/01           6.650         50,000,000
   20,000,000    Canadian Imperial Bank of Commerce --
                   New York Branch ................................   01/10/01           6.450         19,999,792
   20,000,000    Denmark Danske Bank ..............................   12/12/01           6.260         20,000,000
    25,000,000   Societe Generale .................................   01/08/01           6.490         25,000,000
    20,000,000   Societe Generale (New York Branch) ...............   06/22/01           7.080         20,000,000
                                                                                                     ------------
                Total Certificate of Deposits                                                        $204,699,552
                                                                                                     ------------
                Commerical Paper
  $50,000,000    American General Finance Corp. ...................   01/16/01           6.550%     $  49,872,639
   60,000,000    Cit Group Holdings, Inc. .........................   01/17/01           6.570         59,835,750
   50,000,000    Credit Suisse First Boston .......................   02/26/01           6.510         49,502,708
   47,000,000    Daimler Chrysler .................................   02/02/01           6.500         46,736,931
   50,000,000    Ford Motor Credit Corp. ..........................   01/16/01           6.530         49,873,028
   60,000,000    General Electirc Capital Corp. ...................   01/19/01           6.520         59,815,267
   60,000,000    General Motors Acceptance Corp. ..................   02/07/01           6.500         59,610,000
   50,000,000    Hertz Inc. .......................................   02/07/01           6.500         49,675,000
   65,000,000    J.P. Morgan & Co., Inc. ..........................   03/05/01           6.460         64,276,839
   65,000,000    Merck & Co., Inc. ................................   01/17/01           6.540         64,822,875
   65,000,000    Merrill Lynch & Co., Inc. ........................   01/30/01           6.560         64,668,356
   25,000,000    Morgan Stanley Dean Witter Discover ..............   01/12/01           6.600         24,954,167
   31,000,000    Motorola Inc. ....................................   03/23/01           6.470         30,554,289
   14,000,000    Motorola Inc. ....................................   03/27/01           6.460         13,788,973
   50,000,000    SBC Communications, Inc. .........................   01/19/01           6.500         49,846,528
                                                                                                     ------------
                Total Commercial Paper ............................                                  $737,833,350
                                                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                December 31, 2000
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                      Annualized
                                                                                       Yield on
   Principal                                                         Maturity          Date of
    Amount                                                             Date            Purchase         Value
 ------------                                                        --------         -----------   -------------
                Corporate Bonds
  $ 4,073,058    ANRC Auto Owner Trust 2000 Class A1 ...............  08/15/01           6.725%    $   4,073,058
   32,867,497    Americredit Automobile Receivables Trust
                   Series 2000 Class A1 ............................  09/07/01           6.732         32,867,497
   50,000,000    Association Corp of North American 144A* ..........  01/03/02           6.833         50,020,291
   25,000,000   Bank One Corp.* ....................................  04/17/01           6.848         24,996,393
    7,371,235   Cit Equipment Series 2000-2 Class A1 ...............  06/20/01           6.640          7,371,235
    7,516,607    Dealer Auto Receivables Trust Series 2000-1
                   Class A1 ........................................  08/15/01           6.690          7,516,607
   10,000,000    General Motors Acceptance Corp.* ..................  08/24/01           6.961         10,013,196
   39,000,000    Goldman Sachs Group, Inc. Series B* ...............  12/27/01           6.684         39,079,448
   50,000,000    Household Finance .................................  12/05/01           6.886         50,084,250
   16,444,410    MMCA Automobile Trust Series 2000-2 Class A1 ......  08/15/01           6.728         16,444,410
   35,585,940    Nissan Auto Receivables Owner Trust
                   Series 2000-C Class A1* .........................  11/15/01           6.700         35,585,940
   45,000,000    Wells Fargo & Co.* ................................  07/24/01           6.691         44,988,375
                                                                                                   --------------
                Total Corporate Bonds                                                              $  323,040,700
                                                                                                   --------------
                Municipal Bonds
  $18,000,000    California Housing Finance Agency* ................  02/01/23           6.850%    $   18,000,000
   20,050,000    De Kalb County Development Authority* .............  11/01/25           6.650         20,050,000
   24,835,000    Pasadena California Public Finance Authority* .....  06/01/25           6.600         24,835,000
                                                                                                   --------------
                Total Municipal Bonds ..............................                               $   62,885,000
                                                                                                   --------------
                Time Deposit
  $32,000,000   HSBC Bank (Cayman)
                   (identified cost $32,000,000) ...................  01/02/01           4.000%    $   32,000,000
                                                                                                      -----------
                Total Time Deposit .................................                               $   32,000,000
                                                                                                   --------------

Total Investments, at Amortized Cost ...............................                      99.3%    $1,496,612,006
Other Assets in Excess of Liabilities ..............................                       0.7         11,204,298
                                                                                         -----     --------------
Net Assets .........................................................                     100.0%    $1,507,816,304
                                                                                         =====     ==============

----------
* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the December 31, 2000 coupon rate.

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
      Investments, at amortized cost and value ...........  $1,496,612,006
      Cash ...............................................         728,851
      Interest receivable ................................      10,786,817
                                                            --------------
               Total Assets ..............................   1,508,127,674
                                                            --------------

LIABILITIES:
      Payables for:
        Investment advisory fee ..........................         134,517
        Custodian fees ...................................         105,421
        Administrative fee ...............................          47,081
        Trustees' fee ....................................           4,667
        Accrued expenses and other liabilities ...........          19,684
                                                            --------------
               Total Liabilities .........................         311,370
                                                            --------------
NET ASSETS ...............................................  $1,507,816,304
                                                            ==============


                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2000
                           (expressed in U.S. dollars)
                                   (unaudited)

NET INVESTMENT INCOME
      Income:
        Interest .........................................   $  50,654,580
                                                             --------------

      Expenses:
        Investment advisory fee ..........................         756,957
        Administrative fee ...............................         265,392
        Custodian fee ....................................         108,095
        Professional fees ................................          39,495
        Trustees' fees and expenses ......................          27,812
        Miscellaneous expenses ...........................          43,984
                                                            --------------
               Total Expenses ............................       1,241,735
               Fees paid indirectly ......................         (20,319)
                                                            --------------
               Net Expenses ..............................       1,221,416
                                                            --------------
Net Investment Income ....................................  $   49,433,164
                                                            ==============

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                              For the
                                                                         six months ended           For the
                                                                         December 31, 2000        year ended
                                                                            (unaudited)          June 30, 2000
                                                                        ------------------      --------------
INCREASE (DECREASE) IN NET ASSETS:
From Investment Activities:
      Net investment income                                               $   49,433,164        $   73,620,421
                                                                          --------------        --------------

Capital Transactions:
      Proceeds from contributions                                          3,360,453,865         1,861,243,392
      Value of withdrawals                                                (3,504,554,527)       (1,407,541,966)
                                                                          --------------        --------------
         Net increase (decrease) in net assets resulting from
           capital transactions                                             (144,100,662)          453,701,426
                                                                          --------------        --------------

      Total increase (decrease) in net assets                                (94,667,498)          527,321,847
NET ASSETS:
      Beginning of year                                                    1,602,483,802         1,075,161,955
                                                                          --------------        --------------
      End of period                                                       $1,507,816,304        $1,602,483,802
                                                                          ==============        ==============


                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)


                                                  For the six
                                                 months ended                 For the years ended June 30,
                                               December 31, 2000   _____________________________________________________
                                                  (unaudited)      2000          1999        1998        1997       1996
                                                  ----------       ----          ----        ----        ----       ----
Total return                                       3.33%           5.70%         5.11%       5.56%      5.39%       5.59%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's omitted)                          $1,507,816      $1,602,484    $1,075,162    $938,137   $917,904    $764,477
  Ratio of expenses to
    average net assets                             0.16%(1)(2)     0.21%         0.21%       0.23%      0.24%       0.24%
  Ratio of net investment
    income to average net
    assets                                         6.50%(1)        5.60%         4.98%       5.41%      5.26%       5.45%

----------
(1) Annualized.
(2) The ratio of expense offset arrangement is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. Dollars)
                                   (unaudited)

      1. Organization and Accounting Policies. The BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio. Effective July 1, 2000, the Portfolio changed its name to BBH U.S. Money Market Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest Income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for Federal Income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2000, the cost of investments for Federal Income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

            D. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. For the six months ended December 31, 2000, the Portfolio incurred $756,957 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The
Administrator has a subadministration agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 2000, the Portfolio incurred $265,392 for administrative services.

                         BBH U.S. MONEY MARKET PORTFOLIO

                           (expressed in U.S. Dollars)
                                   (unaudited)


      Custody Fees. The Portfolio has a custody agreement with Brown Brothers Harriman (the "Custodian") for which Brown Brothers Harriman receives a fee calculated and paid monthly. For six months ended December 31, 2000, the Portfolio incurred $108,095 for custody services. Custody fees for the Portfolio were reduced by $20,319 as a result of an expenses offset arrangement with the Portfolio's custodian.

      Trustees' Fees and Expenses. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for reasonable out-of-pocket expenses incurred in connection with board meetings. For the six months ended December 31, 2000, the Portfolio incurred $27,812 for Trustees' fees and expenses.

      3. Investment Transactions. Purchases, and maturities and sales, of money market instruments, excluding securities subject to time deposits and repurchase agreements, aggregated $3,465,465,285 and $3,551,943,454, respectively, for the six months ended December 31, 2000.

The 59 Wall Street Trust

Investment Adviser and
 Administrator
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general
information of  shareholders  and is not
authorized    for     distribution    to
prospective investors unless preceded or
accompanied by an effective  prospectus.
Nothing   herein   contained  is  to  be
considered   an   offer  of  sale  or  a
solicitation  of an offer to buy  shares
of The 59 Wall Street Money Market Fund.
Such    offering   is   made   only   by
prospectus, which includes details as to
offering   price  and   other   material
information.

                                     [ART]

                                Money Market Fund

                               SEMI-ANNUAL REPORT
                                December 31, 2000